Investment Strategy - T. Rowe Price Inflation Protected Bond Fund, Inc.	Jul. 25, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in inflation protected bonds. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund focuses on bonds issued by the U.S. Treasury (e.g., Treasury Inflation Protected Securities), but similar bonds issued by U.S. government agencies and corporations may also be purchased. The fund may invest up to 20% of its net assets in inflation protected bonds issued by foreign governments or corporations, including governments and corporations in emerging markets, and linked to a non-U.S. inflation rate. The fund may also invest up to 20% of its net assets in fixed income securities that are not indexed to inflation. All of the non-U.S. Treasury securities purchased by the fund will be rated investment grade (BBB or better, or an equivalent rating) by at least one credit rating agency or, if unrated, deemed by the adviser to be of comparable quality. The fund may continue to hold a security that has been downgraded after purchase. The fund may purchase securities of any maturity and its weighted average maturity will vary with market conditions.

Treasury Inflation Protected Securities, known as TIPS, are instruments issued by the U.S. Treasury that are structured to provide protection against inflation, which measures a sustained increase in the prices of goods and services in an economy that can erode the purchasing power of a currency over time. Interest and principal payments of TIPS are periodically adjusted in step with changes in the inflation rate. These inflation adjustments for TIPS are applied based on changes in the Consumer Price Index (CPI), while inflation adjustments for other types of inflation-linked securities may be based on a different inflation index. Inflation-linked securities tend to react to changes in real interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. For example, if a 3-year Treasury bond is yielding 5% and inflation expectations for the next 3 years are 2%, the real interest rate is 3%.

In selecting securities the portfolio managers may consider implied inflation rates (the difference in yield between conventional fixed-rate Treasury bonds and TIPS of comparable maturity). For instance, if the implied inflation rate appears high relative to actual or anticipated inflation, the portfolio managers may sell TIPS in favor of conventional fixed-rate Treasuries. Depending on the outlook for both inflation and economic growth, the portfolio managers may also purchase and sell TIPS and other securities to change the fund’s duration, which measures its overall sensitivity to interest rate changes.

The fund may use a variety of derivatives, such as futures, options, foreign exchange currency contracts (forwards), and swaps for a number of purposes, such as for exposure or hedging. Specifically, the fund uses interest rate futures and CPI swaps, or other inflation swaps. Interest rate derivatives are typically used to manage the fund’s exposure to interest rate changes or to adjust portfolio duration. CPI swaps, which are derivatives pegged directly to the rate of inflation, would typically be used to manage the fund’s inflation risk or maintain efficient exposure to TIPS and other inflation-linked securities.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in inflation protected bonds.